Income taxes (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Total Income Taxes
Total income taxes

$ millions, for the year ended October 31	2025	2024
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$15	$(38)
Current income tax expense	2,727	2,294
	2,742	2,256
Provision for (reversal of) deferred income taxes
Adjustments for prior years	(11)	37
Effect of changes in tax rates and laws	2	4
Origination and reversal of temporary differences	(248)	(285)
	(257)	(244)
Total income taxes	2,485	2,012
OCI	397	578
Total comprehensive income	$2,882	$2,590

Components of Income Tax
Components of income tax

$ millions, for the year ended October 31	2025	2024
Current income taxes
Federal (1)	$1,247	$1,242
Provincial	803	795
Foreign	976	671
	3,026	2,708
Deferred income taxes
Federal	(150)	(116)
Provincial	(97)	(82)
Foreign	103	80
	(144)	(118)
Total	$2,882	$2,590

(1)	Includes the impact of global minimum corporate tax (GMT).

Reconciliation of Income Taxes
Reconciliation of income taxes

$ millions, for the year ended October 31	2025		2024
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$3,040	27.8%	$2,548	27.8%
Income taxes adjusted for the effect of:
Foreign operations subject to different tax rates	(487)	(4.5)	(485)	(5.4)
Other (1)	(68)	(0.6)	(51)	(0.5)
Income taxes in the consolidated statement of income	$2,485	22.7%	$2,012	21.9%

(1)	Includes the impact of GMT and tax-exempt income. Prior year amounts have been revised to conform to the presentation adopted in 2025.

Sources of and Movement in Deferred Tax Assets and Liabilities
Deferred income taxes
Sources of and movement in deferred tax assets and liabilities

$ millions, for the year ended October 31, 2025	Net asset Nov. 1, 2024	Recognized in net income	Recognized in OCI	Other (1)	Net asset Oct. 31, 2025

Deferred tax assets
Allowance for credit losses	$440	$2	$–	$2	$444
Deferred compensation	728	196	–	57	981
Financial instruments revaluation	8	10	(15)	(3)	–
Deferred income	248	49	–	(9)	288
Other	197	22	(3)	12	228
	$1,621	$279	$(18)	$59	$1,941

Deferred tax liabilities
Intangible assets	$(402)	$20	$–	$–	$(382)
Property and equipment	(90)	6	–	–	(84)
Pension and employee benefits	(218)	(6)	(66)	(1)	(291)
Goodwill	(93)	(1)	–	–	(94)
Financial instruments revaluation	(12)	(1)	(33)	4	(42)
Other	(34)	(40)	4	2	(68)
	$(849)	$(22)	$(95)	$5	$(961)
Total net deferred tax assets	$772	$257	$(113)	$64	$980

(1)	Includes foreign currency translation adjustments.

$ millions, for the year ended October 31, 2024	Net asset Nov. 1, 2023	Recognized in net income	Recognized in OCI	Other (1)	Net asset Oct. 31, 2024

Deferred tax assets
Allowance for credit losses	$401	$38	$–	$1	$440
Deferred compensation	427	255	–	46	728
Financial instruments revaluation	91	(19)	(59)	(5)	8
Deferred income	235	13	–	–	248
Other	158	31	2	6	197
	$1,312	$318	$(57)	$48	$1,621

Deferred tax liabilities
Intangible assets	$(392)	$(10)	$–	$–	$(402)
Property and equipment	(67)	(22)	–	(1)	(90)
Pension and employee benefits	(132)	(19)	(68)	1	(218)
Goodwill	(91)	(1)	–	(1)	(93)
Financial instruments revaluation	(13)	–	–	1	(12)
Other	(10)	(22)	1	(3)	(34)
	$(705)	$(74)	$(67)	$(3)	$(849)
Total net deferred tax assets	$607	$244	$(124)	$45	$772

(1)	Includes foreign currency translation adjustments.